Employee benefits (Details 11) - Industrias Quimicas Falcon de Mexico Pension plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of defined benefit plans [line items]
Defined benefit obligations at the beginning of the year	₨ 243	₨ 218
Current service cost	13	12	₨ 13
Interest on defined obligations	22	19
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions	(47)	(6)
Actuarial loss/(gain) due to experience changes	7	0
Benefits paid	(16)	(8)
Foreign exchange differences	1	8
Defined benefit obligations at the end of the year	₨ 223	₨ 243	₨ 218